Annual Fund Operating Expenses (Vanguard Target Retirement 2015 Fund Retail)	Vanguard Target Retirement 2015 Fund Vanguard Target Retirement 2015 Fund - Investor Shares 10/1/2013 - 9/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.16%
Total Annual Fund Operating Expenses	0.16%